OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES
Schedule of financial liabilities

	Balance
	Current		Non-current
	12.31.2020	12.31.2019	12.31.2020	12.31.2019
	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans (17.1.1 – 2)	799,072	1,438,161	4,000,000	909,486
Bonds payable, net[1] (17.2)	18,705,015	21,604,601	918,921,342	718,962,871
Deposits in guarantee	12,126,831	11,163,005	—	—
Derivative contract liabilities (see note 22)	1,217,322	374,576	51,568,854	—
Leasing agreements (17.4.1 – 2)	5,718,484	6,013,535	15,339,373	23,454,700
Total	38,566,724	40,593,878	989,829,569	743,327,057

[1] Amounts net of issuances expenses and discounts related to issuance.

Schedule of the fair value of financial assets and liabilities

	Book Value	Fair Value	Book Value	Fair Value
Current	12.31.2020	12.31.2020	12.31.2019	12.31.2019
	ThCh$	ThCh$	ThCh$	ThCh$
Cash and cash equivalent (2)	309,530,699	309,530,699	157,567,986	157,567,986
Other financial assets (1)	—	—	317,205	317,205
Trade debtors and other accounts receivable (2)	194,664,683	194,664,683	191,077,588	191,077,588
Accounts receivable related companies (2)	11,875,408	11,875,408	10,835,768	10,835,768
Bank loans (2)	799,072	896,307	1,438,161	1,434,255
Bonds payable (2)	18,705,015	22,471,852	21,604,601	24,188,060
Bottle guaranty deposits (2)	12,126,831	12,126,831	11,163,005	11,163,005
Derivative contracts liabilities (see note 22) (1)	1,217,322	1,217,322	374,576	374,576
Leasing agreements (2)	5,718,484	5,718,484	6,013,535	6,013,535
Accounts payable (2)	230,438,133	230,438,133	243,700,553	243,700,553
Accounts payable related companies (2)	39,541,968	39,541,968	53,637,601	53,637,601

Non-current	12.31.2020	12.31.2020	12.31.2019	12.31.2019
	ThCh$	ThCh$	ThCh$	ThCh$
Other financial assets (1)	150,983,295	150,983,295	98,918,457	98,918,457
Accounts receivable, non-current (2)	73,862	73,862	523,769	523,769
Accounts receivable related companies (2)	138,346	138,346	283,118	283,118
Bank loans (2)	4,000,000	4,056,753	909,486	867,025
Bonds payable (2)	918,921,342	1,088,617,557	718,962,871	803,017,145
Derivative contracts liabilities (see note 22) (1)	51,568,854	51,568,854	—	—
Leasing agreements (2)	15,339,373	15,339,373	23,454,700	23,454,700
Accounts payable, non-current (2)	295,279	295,279	619,587	619,587
(1)	Fair values are based on discounted cash flows using market discount rates at the close of the six-month and one-year period and are classified as Level 2 of the fair value measurement hierarchies.

(2)

Financial instruments such as: Cash and Cash Equivalents, Trade and Other Accounts Receivable, Accounts Receivable, Bottle Guarantee Deposits and Trade Accounts Payable, and Other Accounts Payable present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.

Schedule of bank obligations, current

										Maturity		Total
Indebted entity			Creditor Entity				Type of	Effective	Nominal	Up to	90 days to	At	At
Taxpayer ID	Name	Country	Taxpayer ID	Name	Country	Currency	Amortization	Rate	Rate	90 days	1 year	12.31.2020	12.31.2019
										ThCh$	ThCh$	ThCh$	ThCh$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco BCI	Chile	UF	Semiannually	2.13%	2.13%	—	760,667	760,667	748,838
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco BCI	Chile	UF	Semiannually	2.00%	2.00%	33,111	—	33,111	—
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Galicia y Buenos Aires S.A.	Argentina	AR	Upon maturity	82.00%	82.00%	—	—	—	8,453
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Galicia y Buenos Aires S.A.	Argentina	AR	Monthly	26.60%	26.60%	5,294	—	5,294
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	BRL	Monthly	6.63%	6.63%	—	—	—	635,727
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	BRL	Quarterly	4.50%	4.50%	—	—	—	45,143
Total												799,072	1,438,161

Schedule of bank obligations, non-current

										Maturity
Indebted entity			Creditor Entity				Type of	Nominal	Effective	1 year up to	More than 2 years	More than 3 years	More than 4 years	More than 5	at
Taxpayer ID	Name	Country	Taxpayer ID	Name	Country	Currency	Amortization	Rate	Rate	2 years	Up to 3 years	Up to 4 years	Up to 5 years	Years	12.31.2020
										ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco BCI	Chile	CLP	Semiannually	2.00%	2.00%	—	—	4,000,000	—	—	4,000,000
Total															4,000,000

17.1.2     Bank obligations, non-current previous year

										Maturity
Indebted Entity			Creditor Entity				Type	Effective	Nominal	1 year up to	More than 2 years	More than 3 years	More than 4 years	More than 5	at
Tax ID	Name	Country	Tax ID	Name	Country	Currency	Amortization	Rate	Rate	2 years	Up to 3 years	Up to 4 years	Up to 5 years	Years	12.31.2019
										ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco BCI	Chile	UF	Semiannually	2.13%	2.13%	736,033	—	—	—	—	736,033
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	BRL	Monthly	6.63%	6.63%	44,621	44,621	44,621	39,590	—	173,453
Total															909,486

Schedule of bonds payable

	Current		Non-current		Total
Composition of bonds payable	12.31.2020	12.31.2019	12.31.2020	12.31.2019	12.31.2020	12.31.2019
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$

Bonds (face value) [1]	19,347,033	22,189,595	925,968,913	721,950,553	945,315,946	744,140,148

[1] Gross amounts, do not consider issuance expenses and discounts related to issuance.

Schedule of current and noncurrent balances

		Current
		nominal	Adjustment	Interest	Final	Interest	Current		Non-current
Bonds	Series	amount	unit	rate	maturity	payment	12.31.2020	12.31.2019	12.31.2020	12.31.2019
							ThCh$	ThCh$	ThCh$	ThCh$
CMF Registration N°254 06.13.2001	B	1,648,160	UF	6.5%	12-01-2026	Semiannually	7,776,693	7,160,809	40,388,468	46,659,296
CMF Registration N°641 08.23.2010	C	1,500,000	UF	4.0%	08-15-2031	Semiannually	647,672	630,731	43,605,495	42,464,910
CMF Registration N°759 08.20.2013	C	—	UF	3.5%	08-16-2020	Semiannually	—	7,168,907	—	—
CMF Registration N°760 08.20.2013	D	4,000,000	UF	3.8%	08-16-2034	Semiannually	1,629,677	1,587,051	116,281,320	113,239,760
CMF Registration N°760 04.02.2014	E	3,000,000	UF	3.75%	03-01-2035	Semiannually	1,083,063	1,048,938	87,210,999	84,929,828
CMF Registration N°912 10.10.2018	F	5,700,000	UF	2.83%	09-25-2039	Semiannually	1,234,601	1,195,700	165,700,881	161,366,658
Bonds USA 2023 10.01.2013	—	365,000,000	US$	5.0%	10-01-2023	Semiannually	3,243,709	3,397,459	259,496,750	273,290,101
Bonds USA 2050 01.21.2020	—	300,000,000	US$	3.95%	01-21-2050	Semiannually	3,731,618	—	213,285,000	—
Total							19,347,033	22,189,595	925,968,913	721,950,553

Schedule of non-current maturities

		Year of maturity				Total non-
		More than 1 up	More than 2 up	More than 3 up		current
	Series	to 2	to 3	to 4	More than 5	12.31.2020
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CMF Registration N°254 06.13.2001	B	8,013,138	8,533,990	9,088,700	14,752,640	40,388,468
CMF Registration N°641 08.23.2010	C	3,964,136	3,964,136	3,964,136	31,713,087	43,605,495
CMF Registration N°760 08.20.2013	D	—	—	—	116,281,320	116,281,320
CMF Registration N°760 04.02.2014	E	—	—	—	87,210,999	87,210,999
CMF Registration N°912 10.10.2018	F	—	—	—	165,700,881	165,700,881
USA Bonds	—	—	259,496,750	—	—	259,496,750
USA 2 Bonds	—	—	—	—	213,285,000	213,285,000
Total		11,977,274	271,994,876	13,052,836	628,943,927	925,968,913

Schedule of current liabilities for leasing agreements

									Maturity		Total
Debtor Entity		Creditor Entity				Type of	Effective	Nominal	Up to	90 days to	At	At
Name	Country	Taxpayer ID	Name	Country	Currency	Amortization	Rate	Rate	90 days	1 year	12.31.2020	12.31.2019
									ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração - Light ESCO	Brasil	BRL	Monthly	13.00%	12.28%	166,711	531,815	698,526	839,502
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack	Brasil	BRL	Monthly	7.65%	7.39%	61,617	147,121	208,738	360,854
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Real estate	Brasil	BRL	Monthly	8.20%	8.20%	66,160	117,534	183,694	300,338
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Leão	Brasil	BRL	Monthly	6.56%	6.56%	68,366	200,944	269,310	497,386
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	12.00%	20,867	62,602	83,469	132,815
Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Comafi	Argentina	USD	Monthly	12.00%	12.00%	31,232	93,695	124,927	88,739
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	ARS	Monthly	50.00%	50.00%	65,656	148,249	213,905	189,320
Embotelladora del Atlántico S.A.	Argentina	Foreign	Systems	Argentina	USD	Monthly	1.00%	1.00%	20,556	61,671	82,227	1,169,884
Vital Aguas S.A.	Chile	76.389.720-6	Coca Cola del Valle New Ventures S.A.	Chile	CLP	Linear	7.50%	7.50%	289,312	882,152	1,171,464	2,198,998
Envases Central S.A.	Chile	96.705.990-0	Coca Cola del Valle New Ventures S.A.	Chile	CLP	Linear	8.40%	8.40%	565,631	1,724,833	2,290,464	235,699
Paraguay Refrescos S.A.	Paraguay	80.003.400-7	Tetra Pack Ltda. Suc. Py	Paraguay	PGY	Monthly	1.00%	1.00%	55,952	159,680	215,632	—
Transportes Polar S.A.	Chile	96.928.520-7	Cons. Inmob. e Inversiones Limitada	Chile	UF	Monthly	2.89%	2.89%	22,944	69,834	92,778	—
Embotelladora Andina S.A.	Chile	91.144.000-8	Central de Restaurante Aramark Ltda.	Chile	CLP	Monthly	1.30%	1.30%	20,736	62,614	83,350	—
Total											5,718,484	6,013,535

Schedule of noncurrent liabilities for leasing agreements

17.4.2     Non-current liabilities for leasing agreements, non-current

									Maturity
Debtor Entity		Creditor Entity				Amortization	Effective	Nominal	1 year to	2 years to	3 years to	4 years to	More than	At
Name	Country	Taxpayer ID	Name	Country	Currency	Type	Rate	Rate	2 years	3 years	4 years	5 years	5 years	12.31.2020
									ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	13.0%	12.28%	789,334	891,946	1,007,901	1,138,928	4,827,833	8,655,942
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack	Brazil	BRL	Monthly	7.65%	7.39%	95,856	—	—	—	—	95,856
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Real estate	Brazil	BRL	Monthly	8.20%	8.20%	72,906	32,980	23,547	—	—	129,433
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Leão Alimentos e Bebidas Ltda.	Brazil	BRL	Monthly	6.56%	6.56%	261,577	249,681	243,911	225,680	51,007	1,031,856
Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Comafi	Argentina	USD	Monthly	12.00%	12.00%	-	20,867	—	—	—	20,867
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	12.00%	-	249,854	—	249,854	72,874	572,582
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	ARS	Monthly	50.00%	50.00%	-	128,930	—	—	—	128,930
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	ARS	Monthly	50.00%	50.00%	-	95,931	—	—	—	95,931
Vital Aguas S.A.	Chile	76.572.588-7	Coca Cola del Valle New Ventures S.A.	Chile	CLP	Monthly	8.20%	8.20%	1,107,140	—	—	—	—	1,107,140
Envases Central S.A.	Chile	76.572.588-7	Coca Cola del Valle New Ventures S.A.	Chile	CLP	Monthly	9.00%	9.00%	2,967,864	—	—	—	—	2,967,864
Paraguay Refrescos S.A.	Paraguay	80.003.400-7	Tetra Pack Ltda. Suc. Py	Paraguay	PGY	Monthly	1.00%	1.00%	-	163,635	—	—	—	163,635
Transportes Polar S.A.	Chile	76.413.243-2	Cons. Inmob. e Inversiones Limitada	Chile	UF	Monthly	2.89%	2.89%	-	193,789	—	161,551	—	355,340
Embotelladora Andina S.A.	Chile	76.178.360-2	Central de Restaurante Aramark Ltda.	Chile	CLP	Monthly	1.30%	1.30%	-	13,997	—	—	—	13,997
													Total	15,339,373

17.4.3 Non-current liabilities for leasing agreements (previous year)

									Maturity
Debtor Entity		Creditor Entity				Amortization	Effective	Nominal	1 year to	2 years to	3 years to	4 years to	More than	At
Name	Country	Taxpayer ID	Name	Country	Currency	Type	Rate	Rate	2 years	3 years	4 years	5 years	5 years	12.31.2019
									ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	13.0%	12.28%	948,466	1,071,766	1,211,096	1,368,538	8,101,730	12,701,596
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack	Brazil	BRL	Monthly	7.65%	7.39%	271,264	111,005	—	—	—	382,269
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Real estate	Brazil	BRL	Monthly	8.20%	8.20%	97,784	9,144	—	—	—	106,928
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Leão Alimentos e Bebidas Ltda.	Brazil	BRL	Monthly	6.56%	6.56%	365,671	355,172	339,020	331,185	375,688	1,766,736
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	12.00%	—	398,442	—	343,104	—	741,546
Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Comafi	Argentina	USD	Monthly	12.00%	12.00%	—	110,924	—	—	—	110,924
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	ARS	Monthly	50.00%	50.00%	—	55,222	—	—	—	55,222
Vital Aguas S.A.	Chile	76.572.588-7	Coca Cola del Valle New Ventures S.A.	Chile	CLP	Monthly	8.20%	8.20%	2,242,278	—	—	—	—	2,242,278
Envases Central S.A.	Chile	76.572.588-7	Coca Cola del Valle New Ventures S.A.	Chile	CLP	Monthly	9.0%	9.0%	4,947,745	—	—	—	—	4,947,745
Paraguay Refrescos S.A.	Paraguay	80.003.400-7	Tetra Pack Ltda. Suc. Py	Paraguay	PGY	Monthly	1.00%	1.00%	399,456	—	—	—	—	399,456
Total														23,454,700